Restriction On Dividends Distribution	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Restriction On Dividends Distribution
51	RESTRICTION ON DIVIDENDS DISTRIBUTION

a)
According to BCRA regulations, 20% of Banco Macro SA income for the year (calculated in accordance with BCRA rules), without including Other comprehensive income, for the year plus/less prior-year adjustments and less accumulated losses as for the prior year-end, if any, should be allocated to the legal retained earnings.

b)
Through Communiqué “A” 6464, as amended, the BCRA establishes the general procedure to distribute earnings. According to that procedure, earnings may only be distributed if certain circumstances are met, such as no records of financial assistance from the BCRA due to illiquidity or shortages in payments of minimum capital or minimum cash requirement deficiencies and not being subject to the provisions of sections 34 and 35 bis of the Financial Entities Law (sections dealing with tax payment and restructuring agreements and reorganization of the Bank), among other conditions listed in the abovementioned communiqué that must be met. In addition, the earnings distribution approved by the Shareholders’ Meeting of the Bank could only be formalized once the Superintendence of Financial and Foreign Exchange Institutions approved it.

In addition, profits may only be distributed to the extent that the financial institution has positive results, after deducting, on a non-accounting basis, from retained earnings and the optional reserves for the future distribution of profits, (i) the amounts of the legal and other earnings reserves which are mandatory, (ii) all debit amounts of each one of the accounting items recognized in “Other Comprehensive Income”, (iii) income from of the revaluation of property, plant and equipment, intangible assets and investment property, (iv) the positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost, (v) the adjustments identified by the Superintendence of Financial and Exchange Entities of the BCRA or by the independent external auditor and that have not been recognized in the accounting records and (vi) certain franchises granted by the BCRA. Additionally, no profit distributions shall be made out of the profit originated as a result of the first-time application of the IFRS, for which a normative reserve was created, and its balance as of December 31, 2022 was 21,402,113 (nominal value: 3,475,669).
As of December 31, 2022, the related adjustments to be made on unappropriated retained earnings of Banco Macro SA are as follows:

i.	Other comprehensive income for 816,164.

ii.
The positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost for 6,145,736.

The Bank must verify that, after completion of the earning distribution, a capital maintenance margin equal to 3.5% of risk-weighted assets is kept, apart from the minimum capital required by law, to be integrated by Tier 1(Con1) ordinary capital, net of deductible items (CDCOn1).
According to BCRA Communiqué “A” 7312, the earning distribution was suspended up to December 31, 2021. Through Communiqué “A” 7421, effective since January 1 and up to December 31, 2022, the BCRA allowed financial institutions, which had its authorization, to distribute their earnings up to 20% of the amount that would have been distributed in 12 equal, monthly and consecutive installments.
In addition, through Communiqué “A” 7719 issued on March 9, 2023, the BCRA established that from April 1, 2023 up to December 31, 2023, financial institutions, which have the BCRA’s authorization, will be allowed to distribute up to 40% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, in 6 equal, monthly and consecutive installments. Lastly, it is worth noting that the BCRA, in the process of authorization of the earning distribution for an amount of
 19,751,444
(not restated), as explained in note 42, required to the Bank to deduct the outstanding balance from the sale of Prisma Medios de Pago SA (see note 12). As of the date of issuance of these consolidated Financial Statements, the BCRA has not issued a decision about the application of the abovementioned situation for the fiscal year 2022.

c)
Pursuant to CNV General Resolution No. 622, the Shareholders’ Meeting in charge of analyzing the annual Financial Statements will be required to decide on the application of the Bank’s retained earnings, such as the actual distribution of dividends, the capitalization thereof through the delivery of bonus shares, the creation of earnings reserves additional to the legal earnings retained or a combination of any of these applications.

In compliance with the previous comments, the General Regular Shareholders’ Meeting of Banco Macro SA held on April 29, 2022 considering that at the end of the fiscal year ended December 31, 2021, the Bank recorded a negative adjustment to unappropriated retained earnings as of December 31, 2021 for
 8,920,325
(not restated) because the monetary effect accrued in relation to monetary items measured at fair value through other comprehensive income had been recorded in the previous period, resolved to distribute the unappropriated retained earnings for
 18,202,171
(not restated) as follows (the abovementioned figures are stated in constant pesos as of December 31, 2021):
a) 3,640,434 to the legal reserve;

b) 373,864 to the Personal Asset Tax on Business Companies (Impuesto sobre los Bienes Personales Sociedades y Participaciones), and;
c) 14,187,873 to pay a cash dividend and/or a dividend in kind, in the latter case valued at market value, prior BCRA authorization.
Moreover, as mentioned in note 42, the Shareholders’ meeting dated on April 25, 2023 resolved to distribute the unappropriated retained earnings for an amount of 43,175,125 as follows:
a) 8,607,704 to the legal reserve;
b) 808,505 to the Personal Asset Tax on Business Companies (Impuesto sobre los Bienes Personales Sociedades y Participaciones), and;
c) 33,758,916 to a Facultative reserve for future distribution of earnings.
Additionally, the abovementioned Shareholders’ decided to partially reverse the Facultative reserve for future distribution of earnings for an amount of 75,040,918 to pay a cash dividend and/or a dividend in kind, prior BCRA authorization.